RESTRICTED ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
RESTRICTED ASSETS
Summary of Restricted Assets

Item	12/31/2019	12/31/2018
Loans and other financing
In guarantee of secured borrowings	—	—
Credit Line	—	—
	—	—

Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	2,120,732	2,088,896
Trust guarantee deposits	3,800	5,127
Guarantee deposits for currency forward transactions	2,104,713	434,126
Guarantee deposits for credit cards transactions	317,407	375,993
Other guarantee deposits	158,562	183,608
Guarantee deposits for repo transactions	23,880	—
	4,729,094	3,087,750